Property and Equipment, Net (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Leasehold improvements		$ 840
Amount paid to vendors		840
Disposed of fixed assets		24
Accumulated depreciation		16
Loss on the disposal		8
Depreciation expense	$ 157	316	$ 157
Machinery gross value				$ 232
Cash				47
Equipment loans				$ 185
Accumulated amortization		$ 155	$ 97